Schedule of goodwill and intangible assets (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Amortisation for the year	€ (1,098)
At 31 December 2025	1,100
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
At 1 January 2025	24,155	30,560	€ 30,560
Amortisation for the year	(1,098)		(2,265)
Impairment			(1,060)
Exchange differences	650		3,080
At 31 December 2025	23,707		24,155
Exchange differences	(650)		(3,080)
Gross carrying amount [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
At 1 January 2025	4,859	6,602	6,602
Amortisation for the year
Impairment			(1,060)
Exchange differences	136		683
At 31 December 2025	4,995		4,859
Exchange differences	(136)		(683)
Gross carrying amount [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
At 1 January 2025	15,648	19,429	19,429
Amortisation for the year	(890)		(1,837)
Impairment
Exchange differences	417		1,944
At 31 December 2025	15,175		15,648
Exchange differences	(417)		(1,944)
Gross carrying amount [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
At 1 January 2025	3,648	€ 4,529	4,529
Amortisation for the year	(208)		(428)
Impairment
Exchange differences	97		453
At 31 December 2025	3,537		3,648
Exchange differences	€ (97)		€ (453)